Organization and Principal Activities (Details)					1 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Dec. 09, 2025	Nov. 05, 2025	Sep. 30, 2026	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 19, 2026 CNY (¥)	Aug. 19, 2026 USD ($)	Aug. 19, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥)
Organization and Principal Activities [Line Items]
Date of incorporation						Feb. 10, 2022	Feb. 10, 2022
Revenues						$ 1,965,506	¥ 13,336,158	¥ 35,593,055	¥ 45,976,421
Percentage of service fee of profit before tax						100.00%	100.00%
Amount of execute material contract of VIE													¥ 100,000
Amount of acquire or invest or sell assets of VIE													¥ 100,000
Percentage of granted option to purchase of assets						50.00%							50.00%
Net loss						$ 4,584,731	¥ 31,107,853	12,483,047	4,055,592
Accumulated deficits						(11,918,444)		(49,761,797)					¥ (80,867,834)
cash and cash equivalents						81,144		11,351,952	2,780,907				550,569
Working capital													24,052,675
Proceeds from issuance of common shares pursuant to IPO, net of issuance cost								50,648,640
Short-term borrowings						2,837,099		30,000,000					19,250,000
Long-term borrowings						$ 324,240							¥ 2,200,000
U.S. Subsidiary [Member]
Organization and Principal Activities [Line Items]
Revenues							¥ 10,717,054
Percentage of total revenue						80.40%	80.40%
Hangzhou Shunxing [Member]
Organization and Principal Activities [Line Items]
Nominal consideration							¥ 1
Youba Tech [Member]
Organization and Principal Activities [Line Items]
Equity interest						50.00%	50.00%
Webus Travel Agency [Member]
Organization and Principal Activities [Line Items]
Equity interest				100.00%
Zhejiang Youba Technology Co., Ltd. (“Youba Tech” or “VIE”) [Member]
Organization and Principal Activities [Line Items]
Equity interest				100.00%		50.00%	50.00%
NextFood Technologies Inc., [Member]
Organization and Principal Activities [Line Items]
Equity interest			100.00%
NextFood Technologies Inc., [Member] | Forecast [Member]
Organization and Principal Activities [Line Items]
Equity interest					51.00%
Mr. Zheng Jiahua [Member]
Organization and Principal Activities [Line Items]
Equity interest						1.85%	1.85%
Mr. Zhang Yiqun [Member]
Organization and Principal Activities [Line Items]
Equity interest						1.85%	1.85%
Wetour Travel Tech LLC (“Wetour”) [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest						100.00%							100.00%
Youbus International Limited (“Youbus International”) [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest						100.00%							100.00%
Equity interest						50.00%	50.00%
Webus Hongkong Limited (“Webus HK”) [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest						100.00%							100.00%
Equity interest						50.00%	50.00%
Webus Travel Agency [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest				100.00%
Line of Credit [Member]
Organization and Principal Activities [Line Items]
Lines of credit													¥ 32,200,000
Short-Term Debt [Member]
Organization and Principal Activities [Line Items]
Short-term borrowings													19,250,000
Description of maturity term						maturity dates ranging from August 20, 2026 to December 19, 2026	maturity dates ranging from August 20, 2026 to December 19, 2026
Long-Term Debt [Member]
Organization and Principal Activities [Line Items]
Description of maturity term						maturity dates ranging from August 13, 2026 to August 31, 2026	maturity dates ranging from August 13, 2026 to August 31, 2026
Long-term borrowings													¥ 2,200,000
Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Short-term borrowings										¥ 6,750,000
Subsequent Event [Member] | Youba Tech [Member]
Organization and Principal Activities [Line Items]
Short-term borrowings											$ 442,145	¥ 3,000,000
Minimum [Member]
Organization and Principal Activities [Line Items]
Line of credit facility, maturity date						Sep. 05, 2026	Sep. 05, 2026
Maximum [Member]
Organization and Principal Activities [Line Items]
Line of credit facility, maturity date						Sep. 07, 2027	Sep. 07, 2027
IPO [Member] | PIPE [Member]
Organization and Principal Activities [Line Items]
Proceeds from issuance of common shares pursuant to IPO, net of issuance cost	$ 5,160,000	¥ 35,462,616